Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Related Party Transactions [Abstract]
Payment of tax receivable agreement	$ 0	$ 38	$ 37
Apollo Global Management, LLC [Member]
Related Party Transactions [Abstract]
Payment of tax receivable agreement		$ 29